Cover	Jun. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2026
Current Fiscal Year End Date	--04-30
Entity File Number	001-33417
Entity Registrant Name	OCEAN POWER TECHNOLOGIES, INC.
Entity Central Index Key	0001378140
Entity Tax Identification Number	22-2535818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 Engelhard Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Monroe Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08831
City Area Code	(609)
Local Phone Number	730-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OPTT
Security Exchange Name	NYSEAMER
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSEAMER